Related party transactions - Schedule of Amounts Due from/to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related party transactions [Line Items]
Amounts due from related parties, current	$ 2,480	¥ 17,262	¥ 193,559
Amounts due to related parties	$ 31,929	222,281	28,336
Bigo [Member]
Related party transactions [Line Items]
Amounts due from related parties, current		0	191,800
Other Related Party [Member]
Related party transactions [Line Items]
Amounts due from related parties, current		17,262	1,759
Amounts due to related parties		8,143	12,035
Shanghai Chuangsi [Member]
Related party transactions [Line Items]
Amounts due to related parties		176,893	0
Kingsoft Group [Member]
Related party transactions [Line Items]
Amounts due to related parties		14,349	5,239
Xiaomi Group [Member]
Related party transactions [Line Items]
Amounts due to related parties		11,513	0
Guangzhou Sunhongs [Member]
Related party transactions [Line Items]
Amounts due to related parties		¥ 11,383	¥ 11,062